Risk Report - Asset Quality - Financial Assets at amortized cost and Allowances by Industry Sector (Detail) - EUR (€) € in Millions	Dec. 31, 2022	Dec. 31, 2021
Gross Carrying Value [Member]
Financial Assets and Allowance at Amortized Cost by Industry Sector [Line Items]
Agriculture, forestry and fishing	€ 525	€ 646
Mining and quarrying	2,434	2,929
Manufacturing	31,068	36,296
Electricity, gas, steam and air conditioning supply	6,839	4,705
Water supply, sewerage, waste management and remediation activities	726	680
Construction	4,282	4,446
Wholesale and retail trade, repair of motor vehicles and motorcycles	22,004	21,717
Transport and storage	6,127	5,782
Accommodation and food service activities	1,969	2,265
Information and communication	7,854	6,860
Financial and insurance activities	367,883	368,832
Real estate activities	48,929	41,551
Professional, scientific and technical activities	7,087	7,027
Administrative and support service activities	9,833	11,736
Public administration and defense, compulsory social security	32,325	20,295
Education	251	228
Human health services and social work activities	4,622	4,056
Arts, entertainment and recreation	1,137	1,073
Other service activities	8,365	9,850
Activities of households as employers, undifferentiated goods- and services-producing activities of households for own use	222,475	213,282
Activities of extraterritorial organizations and bodies	41	41
Total	786,776	764,298
Allowance for Credit Losses
Financial Assets and Allowance at Amortized Cost by Industry Sector [Line Items]
Agriculture, forestry and fishing	10	12
Mining and quarrying	32	17
Manufacturing	620	543
Electricity, gas, steam and air conditioning supply	42	45
Water supply, sewerage, waste management and remediation activities	8	11
Construction	115	190
Wholesale and retail trade, repair of motor vehicles and motorcycles	437	436
Transport and storage	83	96
Accommodation and food service activities	67	70
Information and communication	122	112
Financial and insurance activities	720	442
Real estate activities	239	190
Professional, scientific and technical activities	119	122
Administrative and support service activities	121	167
Public administration and defense, compulsory social security	33	21
Education	3	3
Human health services and social work activities	32	28
Arts, entertainment and recreation	9	8
Other service activities	174	183
Activities of households as employers, undifferentiated goods- and services-producing activities of households for own use	2,010	2,196
Activities of extraterritorial organizations and bodies	0	1
Total	4,995	4,895
Stage 1 [Member] | Gross Carrying Value [Member]
Financial Assets and Allowance at Amortized Cost by Industry Sector [Line Items]
Agriculture, forestry and fishing	425	544
Mining and quarrying	2,227	2,771
Manufacturing	25,151	31,776
Electricity, gas, steam and air conditioning supply	6,226	4,414
Water supply, sewerage, waste management and remediation activities	624	580
Construction	3,453	3,672
Wholesale and retail trade, repair of motor vehicles and motorcycles	18,710	19,582
Transport and storage	5,233	4,513
Accommodation and food service activities	1,385	1,356
Information and communication	7,096	6,431
Financial and insurance activities	356,491	359,874
Real estate activities	41,450	34,827
Professional, scientific and technical activities	6,147	6,017
Administrative and support service activities	8,429	9,477
Public administration and defense, compulsory social security	30,984	18,174
Education	205	190
Human health services and social work activities	4,188	3,620
Arts, entertainment and recreation	922	690
Other service activities	7,198	8,564
Activities of households as employers, undifferentiated goods- and services-producing activities of households for own use	202,435	193,909
Activities of extraterritorial organizations and bodies	41	40
Total	729,021	711,021
Stage 1 [Member] | Allowance for Credit Losses
Financial Assets and Allowance at Amortized Cost by Industry Sector [Line Items]
Agriculture, forestry and fishing	1	1
Mining and quarrying	4	3
Manufacturing	35	24
Electricity, gas, steam and air conditioning supply	4	2
Water supply, sewerage, waste management and remediation activities	1	1
Construction	5	8
Wholesale and retail trade, repair of motor vehicles and motorcycles	20	18
Transport and storage	9	12
Accommodation and food service activities	2	1
Information and communication	14	10
Financial and insurance activities	129	94
Real estate activities	30	16
Professional, scientific and technical activities	6	6
Administrative and support service activities	9	11
Public administration and defense, compulsory social security	15	5
Education	0	0
Human health services and social work activities	8	4
Arts, entertainment and recreation	1	2
Other service activities	10	6
Activities of households as employers, undifferentiated goods- and services-producing activities of households for own use	229	218
Activities of extraterritorial organizations and bodies	0	0
Total	533	440
Stage 2 [Member] | Gross Carrying Value [Member]
Financial Assets and Allowance at Amortized Cost by Industry Sector [Line Items]
Agriculture, forestry and fishing	76	73
Mining and quarrying	137	95
Manufacturing	4,670	3,466
Electricity, gas, steam and air conditioning supply	563	174
Water supply, sewerage, waste management and remediation activities	63	51
Construction	540	375
Wholesale and retail trade, repair of motor vehicles and motorcycles	2,530	1,355
Transport and storage	642	862
Accommodation and food service activities	466	769
Information and communication	614	257
Financial and insurance activities	8,991	6,711
Real estate activities	6,345	5,339
Professional, scientific and technical activities	721	751
Administrative and support service activities	1,003	1,767
Public administration and defense, compulsory social security	418	2,073
Education	41	34
Human health services and social work activities	351	331
Arts, entertainment and recreation	185	371
Other service activities	818	920
Activities of households as employers, undifferentiated goods- and services-producing activities of households for own use	16,160	14,880
Activities of extraterritorial organizations and bodies	0	0
Total	45,335	40,653
Stage 2 [Member] | Allowance for Credit Losses
Financial Assets and Allowance at Amortized Cost by Industry Sector [Line Items]
Agriculture, forestry and fishing	1	1
Mining and quarrying	5	0
Manufacturing	64	36
Electricity, gas, steam and air conditioning supply	5	2
Water supply, sewerage, waste management and remediation activities	1	2
Construction	9	5
Wholesale and retail trade, repair of motor vehicles and motorcycles	30	19
Transport and storage	8	12
Accommodation and food service activities	5	9
Information and communication	13	4
Financial and insurance activities	73	48
Real estate activities	22	22
Professional, scientific and technical activities	9	9
Administrative and support service activities	13	21
Public administration and defense, compulsory social security	0	11
Education	1	1
Human health services and social work activities	12	6
Arts, entertainment and recreation	5	3
Other service activities	6	12
Activities of households as employers, undifferentiated goods- and services-producing activities of households for own use	343	309
Activities of extraterritorial organizations and bodies	0	0
Total	626	532
Stage 3 [Member] | Gross Carrying Value [Member]
Financial Assets and Allowance at Amortized Cost by Industry Sector [Line Items]
Agriculture, forestry and fishing	23	29
Mining and quarrying	70	63
Manufacturing	1,163	957
Electricity, gas, steam and air conditioning supply	51	117
Water supply, sewerage, waste management and remediation activities	39	50
Construction	203	271
Wholesale and retail trade, repair of motor vehicles and motorcycles	733	747
Transport and storage	225	378
Accommodation and food service activities	112	122
Information and communication	127	157
Financial and insurance activities	1,999	1,756
Real estate activities	896	1,115
Professional, scientific and technical activities	218	225
Administrative and support service activities	383	467
Public administration and defense, compulsory social security	923	49
Education	4	5
Human health services and social work activities	83	105
Arts, entertainment and recreation	28	11
Other service activities	226	225
Activities of households as employers, undifferentiated goods- and services-producing activities of households for own use	3,874	4,477
Activities of extraterritorial organizations and bodies		1
Total	11,379	11,326
Stage 3 [Member] | Allowance for Credit Losses
Financial Assets and Allowance at Amortized Cost by Industry Sector [Line Items]
Agriculture, forestry and fishing	8	11
Mining and quarrying	23	13
Manufacturing	519	481
Electricity, gas, steam and air conditioning supply	33	41
Water supply, sewerage, waste management and remediation activities	6	8
Construction	91	178
Wholesale and retail trade, repair of motor vehicles and motorcycles	383	397
Transport and storage	65	72
Accommodation and food service activities	59	62
Information and communication	94	98
Financial and insurance activities	472	245
Real estate activities	116	97
Professional, scientific and technical activities	104	107
Administrative and support service activities	94	132
Public administration and defense, compulsory social security	17	5
Education	2	2
Human health services and social work activities	12	18
Arts, entertainment and recreation	2	3
Other service activities	133	116	[1],[2]
Activities of households as employers, undifferentiated goods- and services-producing activities of households for own use	1,423	1,653
Activities of extraterritorial organizations and bodies		1
Total	3,656	3,740
Stage 3 POCI [Member] | Gross Carrying Value [Member]
Financial Assets and Allowance at Amortized Cost by Industry Sector [Line Items]
Mining and quarrying		0
Manufacturing	84	97
Construction	87	128
Wholesale and retail trade, repair of motor vehicles and motorcycles	31	32
Transport and storage	28	29
Accommodation and food service activities	6	18
Information and communication	17	16
Financial and insurance activities	402	491
Real estate activities	238	271
Professional, scientific and technical activities	1	34
Administrative and support service activities	18	24
Arts, entertainment and recreation	1	1
Other service activities	123	140
Activities of households as employers, undifferentiated goods- and services-producing activities of households for own use	6	16
Total	1,041	1,297
Stage 3 POCI [Member] | Allowance for Credit Losses
Financial Assets and Allowance at Amortized Cost by Industry Sector [Line Items]
Mining and quarrying		0
Manufacturing	3	3
Construction	10	(1)
Wholesale and retail trade, repair of motor vehicles and motorcycles	3	3
Transport and storage	0	0
Accommodation and food service activities	1	(2)
Information and communication	0
Financial and insurance activities	46	54
Real estate activities	71	55
Professional, scientific and technical activities	0	0
Administrative and support service activities	6	4
Arts, entertainment and recreation	0	1
Other service activities	25	49
Activities of households as employers, undifferentiated goods- and services-producing activities of households for own use	15	16
Total	€ 180	€ 182

[1]	[1]Prior year’s comparatives aligned to presentation in the current year.
[2]	[1]Prior year’s comparatives aligned to presentation in the current year.